Capital and reserves - Conditional share capital (Narrative) (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Nominal value (in CHF per share)	SFr 0.02	SFr 0.40
Execution of subscription rights
Disclosure of classes of share capital [line items]
Issuance of fully paid registered Common Shares that may increase share capital (up to) (in shares)	1,630,613
Nominal value (in CHF per share)	SFr 0.02
Maximum amount	SFr 32,612.26
Execution of conversion rights in connection with warrants and convertible bondsexecution of conversion rights in connection with warrants and convertible bonds
Disclosure of classes of share capital [line items]
Issuance of fully paid registered Common Shares that may increase share capital (up to) (in shares)	11,771,002
Nominal value (in CHF per share)	SFr 0.02
Maximum amount	SFr 235,420.04